EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on December 22, 2017 (Accession No. 0001193125-17-377248), to the Prospectus dated May 1, 2017, as supplemented, for the Class IA, IB and K shares of Multimanager Core Bond Portfolio.